Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Total Return Fund	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor A Shares
Average Annual Return:
1 Year	4.24%
5 Years	3.86%
10 Years	4.02%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.09%
5 Years	2.47%
10 Years	2.62%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.77%
5 Years	2.37%
10 Years	2.50%
Institutional Shares
Average Annual Return:
1 Year	9.01%
5 Years	5.06%
10 Years	4.78%
Class R Shares
Average Annual Return:
1 Year	8.37%
5 Years	4.46%
10 Years	4.19%
Investor C Shares
Average Annual Return:
1 Year	6.84%
5 Years	4.02%
10 Years	3.91%